Short-Term Loans	12 Months Ended
Dec. 31, 2021
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
22.	SHORT-TERM LOANS

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Unsecured bank loans	$67	$65

The annual interest rates of bank loans were as follows:

	December 31
	2020	2021
Unsecured bank loans	1.12%-2.33%	1.97%-2.43%